Capital stock and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($)		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance		$ 659,400,000	$ 659,399,000	$ 513,255,000
Number of shares				70,409,317
Net value of Series A shares on February 13, 2019				$ 55,000,000
Number of shares				5,500,000
Net value of Series A shares on July 25, 2019				$ 91,143,000
Number of shares		87,851,288	87,133,506	10,906,257
Series A shares granted for the LTIP		$ 1,000	$ 1,000	$ 1,000
Reduction of share capital adopted at the Ordinary General Shareholders' meeting on December 14, 2021	$ (72,695)	$ (72,695,000)
Number of shares		778,591	717,782	317,932
Ending Balance		$ 586,706,000	$ 659,400,000	$ 659,399,000
Number of shares		88,629,879
Series A Publicly Traded Shares [member]
Beginning Balance		$ 569,160,000	$ 569,160,000	$ 423,017,000
Number of shares				60,909,315
Net value of Series A shares on February 13, 2019				$ 55,000,000
Number of shares				5,500,000
Net value of Series A shares on July 25, 2019				$ 91,143,000
Number of shares		77,315,572	77,315,572	10,906,257
Reduction of share capital adopted at the Ordinary General Shareholders' meeting on December 14, 2021		$ (72,695,000)
Ending Balance		$ 496,465,000	$ 569,160,000	$ 569,160,000
Number of shares		77,315,572
Series A private offering [member]
Beginning Balance		$ 90,240,000	$ 90,239,000	$ 90,238,000
Number of shares				9,500,000
Number of shares		10,535.714	9,817,932
Series A shares granted for the LTIP		$ 1,000	$ 1,000	$ 1,000
Number of shares		778,591	717,782	317,932
Ending Balance		$ 90,241,000	$ 90,240,000	$ 90,239,000
Number of shares		11,314,305
Series B common shares [member]
Beginning Balance
Ending Balance
Series C common shares [member]
Number of shares				2
Number of shares		2	2
Number of shares		2